As filed with the Securities and Exchange Commission on September 23, 2004

                                                      Registration No. 033-45758
                                                               File No. 811-6566
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      Under
                            THE SECURITIES ACT OF 1933                 |X|
                            PRE-EFFECTIVE AMENDMENT NO.                [ ]
                          POST-EFFECTIVE AMENDMENT NO. 22              |X|
                                     AND/OR
                             REGISTRATION STATEMENT
                                      Under
                       THE INVESTMENT COMPANY ACT OF 1940              |X|
                                AMENDMENT NO. 23                       |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                           PHOENIX MULTI-SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  ------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (Address of Principal Executive Offices) (Zip Code)
          c/o Phoenix Equity Planning Corporation--Shareholder Services

                                 (800) 243-1574
               (Registrant's Telephone Number including Area Code)

                                  ------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

  It is proposed that this filing will become effective (check appropriate box):

  [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.
  [X]    on October 12, 2004 pursuant to paragraph (b) of Rule 485.
  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [ ]    on      pursuant to paragraph (a)(1) of Rule 485.
  [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
  [ ]    on      pursuant to paragraph (a)(2) of Rule 485.
  If appropriate, check the following box:
  [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Parts A, B and C of Registrant's Post-Effective Amendment No. 21 under the Securities Act of 1933 and No. 22 under the Investment Company Act of 1940, filed on July 29, 2004, are incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 23rd day of September, 2004.

                                                     PHOENIX MULTI-SERIES TRUST

ATTEST: /s/ Matthew A. Swendiman             By: /s/ Philip R. McLoughlin
            ----------------------                   ----------------------
            Matthew A. Swendiman                     Philip R. McLoughlin
            Secretary                                President


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on the 23rd day of September, 2004.

Signature                                               Title

                                                        Trustee
-------------------------------------------
E. Virgil Conway*

/s/ Nancy G. Curtiss                                    Treasurer
-------------------------------------------             (Principal Financial and
Nancy G. Curtiss                                        Accounting Officer)

                                                        Trustee
-------------------------------------------
Harry Dalzell-Payne*

                                                        Trustee
-------------------------------------------
S. Leland Dill*

                                                        Trustee
-------------------------------------------
Francis E. Jeffries*

                                                        Trustee
-------------------------------------------
Leroy Keith, Jr.*

                                                        Trustee
-------------------------------------------
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin                                President and Trustee
-------------------------------------------             (Principal Executive
Philip R. McLoughlin                                    Officer)

                                                        Trustee
-------------------------------------------
Geraldine M. McNamara*

                                                        Trustee
-------------------------------------------
Everett L. Morris*

                                                        Trustee
-------------------------------------------
James M. Oates*

                                                        Trustee
-------------------------------------------
Donald B. Romans*

                                                        Trustee
-------------------------------------------
Richard E. Segerson*

                                                        Trustee
-------------------------------------------
Lowell P. Weicker, Jr.*

*By   /s/  Philip R. McLoughlin
      -----------------------------
           Philip R. McLoughlin, pursuant to Powers-of-Attorney

                                       S-1